NET REVENUE - Contract balance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounts Receivable
Opening Balance		¥ 20,398	¥ 28,388
Increase/(decrease), net	$ 1,188	8,171	(7,990)	¥ (1,977)
Ending Balance	$ 4,155	28,569	20,398	28,388
Advances from Customers
Opening Balance		11,722	6,015
Increase/(decrease), net		3,767	5,707
Ending Balance		¥ 15,489	¥ 11,722	¥ 6,015
MP Service
Contract balance
Maximum term of contract with customer	1 year	1 year	1 year